UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)(Zip code)

Jim Denney

1292 Gower Road
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: August 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Electric City Value Fund

ANNUAL REPORT

August 31, 2007

PORTFOLIO MANAGEMENT DISCUSSION

Electric City Value Fund

August 31, 2007

On August 31, 2007 the Electric City Value Fund (“ECVFX” or “Fund”) had 37 holdings, in addition to cash and equivalents. The audited net asset value was $17.44 per share. During the twelve-month period ended August 31, 2007 the Fund returned 14.53% versus returns of 15.13% for the Standard & Poor’s 500 Index and 14.95% for the Russell 3000® Index. Since the fund’s December 30, 1999 inception, through August 31, 2007, the fund appreciated by 80.02% versus returns of 14.13% for the Standard & Poor’s 500 Index and 22.05% for the Russell 3000® Index.

During the fiscal year, some of the largest positive contributors to Fund performance were Stockgroup Information Systems, Plantronics, Versant, National Grid, Movado Group, Schering Plough, and Berkshire Hathaway. The positive contributions generally appear to be based on company specific issues.  Detractors to the Fund’s performance came from the Fund’s holdings of Decorator Industries, Electric & Gas Technologies, and Mod-Pac. The negative contributions generally appear to be based on company specific issues. The economy, equity markets and corporate profits were generally favorable during the fiscal year.

During the past year portfolio turnover was 28.42%. In general, low turnover has the potential to be beneficial as “friction” costs; capital gains taxes, commissions, and the trading impact of bid/ask spreads, are often less costly for low versus high turnover funds.

Portfolio Information

Top Ten Equity Holdings

1. Stockgroup Information Systems	6. National Grid
2. Versant	7. Allstate
3. Landec	8. Tejon Ranch
4. Microsoft	9. Superior Industries
5. Steiner Leisure	10. Berkshire Hathaway

A complete list of the fund’s holdings is available for your review on the accompanying Schedule of Investments.

Major Portfolio Changes

During the fiscal year the Fund initiated and closed out positions in the following equity securities:

Initiated	Closed Out
Echo Healthcare Acquisition Warrants	Edgar Online
Mod Pac Varsity Group Versant	Partners Trust Financial Plantronics TD Banknorth (formerly Banknorth Group) Valassis Communications Washington Mutual

Initiated positions does not include positions that were established as a result of a spin-off,  merger or other transaction relating to a security holding established prior to the beginning of the fiscal year period.

Investment Strategy

The Electric City Value Fund seeks to build shareholder wealth by investing in companies that exhibit the potential for significant increases in total return. While the Fund will generally use a “buy and hold” investment strategy, the Fund may occasionally invest on a short-term basis.

The Fund invests in common stocks without restrictions regarding market capitalization and normally invests at least 80% of the Fund’s total assets in common stocks or securities convertible into common stocks. Additionally, the Fund holds at least 80% of the total value of the common stocks in a core position of no more than 40 companies.

The Fund seeks to identify and invest in companies which exhibit some or all of the following criteria:

•

solid financial condition;

•

consistent earnings and/or dividend history;

•

company or industry group is temporarily out of favor;

•

undervalued or overlooked assets;

•

favorable insider ownership trends;

•

not widely owned or followed by institutional investors;

•

experienced or is likely to experience a triggering event that may cause an increase in value.

Examples of a trigger for a possible increase in value include:

•

a change in corporate structure;

•

a change in a company’s key management;

•

initiating or increasing an authorized buy-back of a company’s own stock;

•

apparent corporate efforts to take advantage of business opportunities;

•

increased following by securities analysts and institutional investors;

•

beneficiary of a long term demographic or economic trend;

•

beneficiary of change in government policy or regulations.

No consideration is given to benchmark allocations of individual companies or sectors; therefore the Fund’s performance may vary considerably from benchmark returns. From our perspective, we are investing in a “market of stocks” not the “stock market”.

The views, opinions and data in the portfolio management discussion and this report were current as of August 31, 2007, and are subject to change. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the portfolio manager reserves the right to change his views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

ELECTRIC CITY VALUE FUND

Performance Illustration

Performance Illustrations

Comparison of change in value of a $10,000 investment in

Electric City Value Fund

and Standard & Poor’s 500 Index and Russell 3000 Index

	Total Return One Year	Total Return Since Inception	Average Annual Return Since Inception	Value of a $10,000 Investment
Electric City Value Fund (1)	14.53%	80.02%	7.96%	$18,002
S&P 500 (2)	15.13%	14.13%	1.74%	$11,413
Russell 3000 (3)	14.95%	22.05%	2.63%	$12,205

20,000
15,000
10,000
5,000
-
$18,002
$12,205
$11,413
Inception Date
12/30/1999
Electric City Value Fund
Russell 3000
S&P 500
Aug-99
Aug-00
Aug-01
Aug-02
Aug-03
Aug-04
Aug-05
Aug-06
Aug-07

*Period beginning December 30, 1999 (Electric City Value Fund’s commencement of operations)

1. Dividends reinvested into asset/index.

2. The Standard & Poor's 500 Stock Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

3. The Russell 3000® Index ("Russell 3000") is constructed in a manner designed to represent the broad U.S. equity universe. The Russell 3000 consists of the 3000 largest publicly listed U.S. companies, representing about 98% of the total capitalization of the entire U.S. stock market. The figures for the Russell 3000 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-800-453-6556.

ELECTRIC CITY VALUE FUND

Portfolio Illustration

August 31, 2007 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
3.41%
Basic Materials
10.98%
Technology
24.96%
Cash Equivalents
14.70%
Conglomerates
1.51%
Consumer Goods
8.58%
Services
11.67%
Industrial Goods
2.25%
Financial
18.58%
Healthcare
3.36%

	Electric City Value Fund
	Schedule of Investments
	August 31, 2007

Shares		Value

COMMON STOCKS - 84.95%

Commercial Banks - 0.83%
470	Toronto Dominion Bank (Canada)	$ 32,125

Communications Services - 1.29%
4,000	XM Satellite Radio Holdings, Inc. *	49,880

Electronic & Other Electrical Equipment - 1.51%
1,500	General Electric Co.	58,305

Electronic Components - 1.24%
1,375	Tyco Electronics Group S.A. *	47,946

Electronic Connectors - 1.57%
1,375	Tyco International Ltd.	60,720

Fire, Marine, and Casualty Insurance - 6.42%
30	Berkshire Hathaway, Inc. Class B *	116,700
2,400	Allstate Corp.	131,400
		248,100
Household Audio and Video Equipment - 0.47%
8,600	Rockford Corp. *	18,146

Instruments For Measuring and Testing of Electricity - 0.08%
20,008	Electric & Gas Technology, Inc. *	3,001

Investment Advice - 3.07%
412	Value Line, Inc.	20,126
4,000	Invesco Plc.	98,760
		118,886
Lumber and Other Building Materials Dealers - 2.48%
2,500	Home Depot, Inc.	95,775

Metal Mining Services - 1.51%
670	Freeport McMoran Copper & Gold, Inc.	58,571

Miscellaneous Fabricated Textile Products - 2.25%
14,200	Decorator Industries, Inc.	86,904

Motor Vehicle Parts and Accessories - 3.08%
6,000	Superior Industries International, Inc.	119,280

National Commercial Banks - 4.70%
1,500	Citigroup, Inc.	70,320
1,000	Community Bank System, Inc.	20,110
1,800	Bank of America Corp.	91,224
		181,654
Natural Gas Transmission - 3.41%
1,755	National Grid Plc.	131,888

Paperboard Mills - 2.68%
10,550	Mod Pac Corp. *	103,707

Petroleum Refining - 1.67%
1,200	Marathon Oil Corp.	64,668

Pharmaceutical Preparations - 1.94%
2,500	Schering Plough Corp.	75,050

Plastics Material Synthetic Resins, and Nonvulcanizable Elastomers - 6.25%
17,900	Landec Corp. *	241,650

Prepackaged Software - 11.52%
12,900	Versant Corp. *	258,645
6,500	Microsoft Corp.	186,745
		445,390
Real Estate - 3.21%
3,000	Tejon Ranch Co. *	124,140

Retail - Catalog & Mail-Order Houses - 0.69%
22,500	Varsity Group, Inc. *	26,775

Retail - Eating Places - 1.91%
1,500	McDonalds Corp.	73,875

Services - Business Services - 9.86%
372,600	Stockgroup Information Systems, Inc. *	337,203
5,320	Onvia, Inc. *	44,156
		381,359
Services-Personal Services - 3.58%
3,200	Steiner Leisure Ltd. *	138,432

Surgical and Medical Instruments and Apparatus - 1.42%
1,375	Covidien International Finance S.A. *	54,766

Watches, Clocks, Clockwork Operated Devices and Parts - 0.23%
300	Movado Group, Inc.	8,850

Water Transportaion - 2.42%
1,800	Alexander & Baldwin, Inc.	93,438

Wholesale-Chemicals & Allied Products - 1.55%
1,000	Ashland, Inc.	59,790

Women's, Misses' and Juniors' Outerwear - 2.11%
2,400	Liz Claiborne, Inc.	82,008

TOTAL FOR COMMON STOCKS (Cost $2,159,961) - 84.95%		$ 3,285,079

WARRANTS - 0.35%
15,000	Echo Healthcare Acquisition Corp. *	$ 13,500

TOTAL FOR WARRANTS (Cost $17,550) - 0.35%		$ 13,500

SHORT TERM INVESTMENTS - 14.71%
568,701	Fidelity Money Market Portfolio Select Class 5.29% ** (Cost $568,701)	568,701

TOTAL INVESTMENTS (Cost $2,746,212) - 100.01%		$ 3,867,280

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%		(456)

NET ASSETS - 100.00%		$ 3,866,824

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2007.
The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Statement of Assets and Liabilities
August 31, 2007

Assets:
Investments in Securities, at Value (Cost $2,746,212)	$ 3,867,280
Receivables:
Dividends and Interest	5,561
Total Assets	3,872,841
Liabilities:
Accrued Management Fees	2,927
Other Accrued Expenses	3,090
Total Liabilities	6,017
Net Assets	$ 3,866,824

Net Assets Consist of:
Paid In Capital	$ 2,731,541
Accumulated Undistributed Net Investment Loss	(9,061)
Accumulated Undistributed Realized Gain on Investments	23,276
Unrealized Appreciation in Value of Investments	1,121,068
Net Assets, for 221,765 Shares Outstanding	$ 3,866,824

Net Asset Value Per Share	$ 17.44

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Statement of Operations
For the year ended August 31, 2007

Investment Income:
Dividends (net of foreign tax withheld of $127)	$ 55,281
Interest	18,834
Total Investment Income	74,115

Expenses:
Administrative Fees	36,800
Advisory Fees (Note 3)	34,959
Total Expenses	71,759

Net Investment Income	2,356

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	11,169
Net Change in Unrealized Appreciation on Investments	477,711
Net Realized and Unrealized Gain on Investments	488,880

Net Increase in Net Assets Resulting from Operations	$ 491,236

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Statements of Changes in Net Assets

	For the Years
	Ended
	8/31/2007	8/31/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,356	$ 5,357
Net Realized Gain on Investments	11,169	92,623
Unrealized Appreciation (Depreciation) on Investments	477,711	(32,870)
Net Increase in Net Assets Resulting from Operations	491,236	65,110

Distributions to Shareholders:
Net Investment Income	(16,774)	-
Realized Gains	(65,090)	-
Total Dividends and Distributions Paid to Shareholders	(81,864)	-

Capital Share Transactions (Note 5)	(1,626)	(110,809)

Total Increase (Decrease) in Net Assets	407,746	(45,699)

Net Assets:
Beginning of Year	3,459,078	3,504,777

End of Year (Including Undistributed Net Investment Loss and Income of	$ 3,866,824	$ 3,459,078
($9,061), and $5,357, respectively)

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	8/31/2007	8/31/2006	8/31/2005	8/31/2004	8/31/2003

Net Asset Value, at Beginning of Year	$ 15.57	$ 15.24	$ 13.57	$ 12.08	$ 11.09

Income From Investment Operations:
Net Investment Income (Loss) *	0.01	0.02	(0.03)	(0.01)	(0.04)
Net Gain on Securities (Realized and Unrealized)	2.26	0.31	1.77	1.50	1.03
Total from Investment Operations	2.27	0.33	1.74	1.49	0.99

Distributions:
Net Investment Income	(0.08)	-	-	-	-
Realized Gains	(0.32)	-	(0.06)	-	-
Return of Capital	-	-	(0.01)	-	-
Total from Distributions	(0.40)	-	(0.07)	-	-

Net Asset Value, at End of Year	$ 17.44	$ 15.57	$ 15.24	$ 13.57	$ 12.08

Total Return **	14.53%	2.17%	12.80%	12.33%	8.93%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,867	$ 3,459	$ 3,505	$ 2,503	$ 1,994
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	1.95%	1.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06%	0.16%	(0.19)%	(0.05)%	(0.37)%
Portfolio Turnover	28.42%	10.79%	23.02%	10.11%	59.45%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2007

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is a diversified, open-end management investment company. The Company was organized in Maryland as a Corporation and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is one series authorized by the Company, the Electric City Value Fund (the “Fund”).

The Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.  Factors that are considered when determining fair value include:

General Factors to be considered by the adviser in determining a valuation method for a               particular security shall include but not be limited to

(a.)

the fundamental analytical data relating to the investment;

(b.)

the nature and durations of restrictions (if any) on the disposition of the security, and;

(c.)

an evaluation of the forces which influence the market in which the security is purchased and sold

Specific factors to be considered by the Adviser in determining a valuation method for a particular security shall include:

(d.)

type of security

(e.)

financial statements of the issuer of the security

(f.)

cost at date of purchase

(g.)

size of holdings in the security

(h.)

discount from market value of unrestricted securities of the same general type as the subject security at the time of purchase and at time of valuation

(i.)

special reports relating to the security prepared by analysts

(j.)

information relating to transactions and/or offerings with respect to the security

(k.)

existence of merger proposals or tender offers affecting the security

(l.)

extent and price of public trading in similar securities of the issuer or comparable companies, and

(m.)

any other reasonably ascertainable relevant matters.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

AUGUST 31, 2007

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund did not write any options during the year.

DISTRIBUTION TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  To the extent that book/tax differences are permanent, they are reclassed to capital paid in or net short term capital gains in the period in which the difference arises. The reclassification had no effect on net assets.

OTHER:

Security transactions are recorded on the trade dates.  Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the fund’s understanding of applicable country’s tax rates and rules.

NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

AUGUST 31, 2007

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3.)

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

The Fund has entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  The Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.95% of the average daily net assets of the Fund for investment advisory services and a fee equal to an annual rate of 1.0% of the average daily net assets of the Fund for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the Fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

As a result of the above calculation, for the year ending August 31, 2007, the Adviser earned management fees totaling $34,959 and administrative fees totaling $36,800 for services provided to the Electric City Value Fund. As of August 31, 2007, the Fund owed the Adviser $2,927 and $3,090 for management and administrative fees, respectively.

4.)  DISTRIBUTION PLANS

As noted in the Fund’s Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  The Fund’s plan provides that the Fund pay a servicing or Rule 12b-1 fee of .25% of the average net assets to the adviser for performing certain servicing functions for Fund’s shareholders and to cover fees paid to broker-dealers for sales and promotional services.  After January 6, 2005 the plan was authorized but not implemented.

5.)

RELATED PARTY TRANSACTIONS

A control person of Mohawk Asset Management, Inc. also serves as director of the Fund and Chief Compliance Officer.  This individual receives benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

6.)

CAPITAL STOCK AND DISTRIBUTION

At August 31, 2007 the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Fund. Paid in capital at August 31, 2007 was $2,731,541 for the Fund.

The following is a summary of capital share transactions for the years indicated:

	2007		2006
	Shares	Amount	Shares	Amount
Shares sold	28,551	$ 499,410	13,598	$ 212,739
Shares reinvested	4,603	81,864	-	-
Shares redeemed	(33,521)	(582,900)	(21,427)	(323,548)
Net increase (decrease)	(367)	$(1,626)	(7,829)	$(110,809)

7.)

INVESTMENT TRANSACTIONS

For the year ending August 31, 2007 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $990,122 and $938,424 respectively.  Purchases and sales of US Government obligations aggregated to $0 and $0, respectively.

8.) TAX MATTERS

For federal income tax purposes, the cost of investments owned at August 31, 2007 was $2,746,212, including short-term investments.

There was a dividend distribution of $.08 per share paid on December 27, 2006.  A short-term capital gain distribution of $.04 per share and long-term capital gain distribution of $.28 per share were paid on May 16, 2007.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

AUGUST 31, 2007

The tax character of the distribution paid was as follows:

Distributions paid from:

Ordinary income

$23,909

Long-term capital gains

  57,955

$81,864

As of August 31, 2007, the gross unrealized appreciation (excess of value over tax costs) for all securities totaled $1,225,646 and the gross unrealized depreciation (the excess of tax cost over value) for all securities totaled $104,578 for a net unrealized appreciation of $1,121,068.

As of August 31, 2007 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

 $     3,046

Undistributed long-term capital gain

       11,169

Unrealized appreciation/(depreciation)

   1,121,068

 $1,135,283

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2007 Ameritrade, Inc. held for the benefit of others, in aggregate, approximately 83% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of

Electric City Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Electric City Value Fund (the Fund), a series of the Electric City Funds, Inc., including the schedule of investments, as of August 31, 2007 and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for each of the years in the three year period ended August 31, 2005 were audited by other auditors whose report dated October 25, 2005, expressed an unqualified opinion on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of August 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Electric City Value Fund as of August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
October 19, 2007

Electric City Value Fund
Expense Illustration
August 31, 2007 (Unaudited)

Expense Example

As a shareholder of the Electric City Value Fund, you incur ongoing costs which consist of management fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	March 1, 2007	August 31, 2007	March 1, 2007 to August 31, 2007

Actual	$1,000.00	$1,026.58	$9.96
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.38	$9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ELECTRIC CITY VALUE FUND

Directors and Officers (Unaudited)

The business and affairs of the Fund is managed under the direction of the Fund's Board of Directors. Information pertaining to the directors and officers of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling toll free 1-800-453-6556.

Name,Address,Age[1]	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director[2]
James W. Denney Age: 42	Interested Director[3], President, Chairman	Indefinite, Since December, 1999	President of Mohawk Asset Management, Inc., a registered investment adviser. Chairman, President and Portfolio of the Company since its inception in December, 1999.	1	Bertolet Capital Trust
Patrick M. DiCesare Age: 63	Independent Director	Indefinite, Since January, 2004.	Independent Consultant since January, 2004. Formerly Principal, DiCesare, Spataro & Associates, Burnt Hills, NY, a property and casualty insurance agency.	1	None
Edward A. Sorenson Age: 55	Independent Director	Indefinite, Since September, 2004.	Currently Executive Vice President, Program Risk Management, Inc and PRM Claim Services, Inc, since 2001.	1	None

1 Each director may be contacted by writing to the director, c/o Electric City Funds, 1292 Gower Road, Scotia, NY 12302.

2 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,"public companies") or other investment companies registered under the 1940 Act.

3 Mr. Denney is an officer of Mohawk Asset Management, Inc. and is considered to be an “interested person” of the Fund and “Interested Person” within the meaning of the Investment Company Act of 1940.

The Advisor paid trustee fees of $700 to each non interested director for the fiscal year ended August 31, 2007.

ELECTRIC CITY VALUE FUND

ADDITIONAL INFORMATION

AUGUST 31, 2007 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies for the period ended June 30, are available without charge upon request by (1) by calling the Fund at 1-800-453-6556 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT RENEWAL

The Board of Directors for the Electric City Funds requested and reviewed relevant materials, being provided with an oral presentation from the Advisor, considering all other information that was requested or provided at this meeting, and after deliberating on the renewal of the Agreement in light of this information sufficient to provide a reasonable basis for making a decision in the best interests of Company shareholders, the Board of Directors, including the separate approval of the Directors who are not interested persons of the Company or parties to the agreement, find in the exercise of their reasonable business judgment and in light of their fiduciary responsibilities to the Company and its shareholders:

▪

that the Advisor has furnished the necessary information, pursuant to the request of the non-interested Directors, and has responded to all oral inquiries;

▪

that the Fund has achieved acceptable investment returns as a result of the efforts of the Advisor;

▪

that the Advisor has the experience, knowledge, capabilities and resources to provide the services to the Fund of the Company for which it has contracted;

▪

that the nature, extent and quality of services required of and provided by the Advisor were reasonable and consistent with the Board’s expectations;

▪

that any fall-out or ancillary benefits that accrue to the Advisor as a result of the Advisor's relationship with the Company are reasonable and are not a material factor in their deliberations and decision regarding renewal of the Agreement;

▪

that economies of scale and fee levels reflect those economies of scale were not factors considered relevant by the Board due to the small size of the Fund;

▪

that the Board did not identify any single piece of information that was all-important or controlling, nor did the Board assign any relative value to the factors it considered;

▪

that the Board considered all such factors, taken as a whole;

▪

that the compensation to be paid to Mohawk Asset Management, Inc. for its services to the Fund and the Company is reasonable in light of the scope and nature of the services to be provided to the Company by the Advisor and that the overall arrangement provided under the terms of the Agreement is a reasonable business arrangement;

▪

that the approval of the Agreement is in the best interests of the Company and the Fund's shareholders, and therefore;

Based on the aforementioned factors the Board approved the Advisory Agreement with Mohawk Asset Management, Inc. for a one year period.

1292 Gower Road

Scotia, New York 12302

Phone (518) 370-0289

Toll Free (800) 453-6556

This report is provided for the general information of the shareholders of the Electric City Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The Company has adopted a written code of ethics, sections of which apply to the Company’s President, Treasurer, and officers performing similar functions.  The provisions of these sections are reasonably designed to promote:

1.

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.

Full, fair, accurate, timely and understandable disclosure in reports and documents that the Company files with, or submits to, the Securities and Exchange Commission (the “SEC”) and in other public communications made by the Company;

3.

Compliance with applicable governmental laws, rules and regulations;

4.

The prompt reporting of violations of the code to an appropriate person or person identified in the code; and

5.

Accountability for adherence to the code.

The Company will provide a copy of its most recent code of ethics, upon request, to any person.  You may request a copy of the code by writing to the Company at Electric City Funds, Inc., c/o Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, OH  44141, or by calling the Company, toll free, at 1-800-453-6556.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, the members of which at August 31, 2004 were Mr. Patrick DeCesare (Mr. Edward A. Sorensen was elected to the Board of Directors and appointed to the audit committee during September 2004).  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit and committee are reported to the full Board.

The audit committee does not currently have a member that qualifies as a “financial expert”, as that term is defined under current SEC regulations.  The straightforward nature of the Funds’ investments and accounting requirements and the fact that transfer agency and accounting functions are performed by an unaffiliated third party and audited by an independent accounting firm, would not negatively impact the audit committee’s ability to fulfill its requirements without the presence of a ‘financial expert.”

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2007

$ 11,000

FY 2006

$ 12,000

Nature of the fees:

Audit Consent and Fund audit

(b)

Audit-Related Fees

Registrant

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

There were no audit related fees for fiscal years 2006 and 2007.

(c)

Tax Fees

Registrant

FY 2007

$ 1,200

FY 2006

$ 1,615

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

No other fees were incurred during fiscal years 2006 and 2007.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee meets at least annually prior to the filing of annual financial statements, meets with the auditor for the purpose of discussing services to be provided by the auditor, to determine whether the auditor is likely to perform any non-audit services, and to determine the scope of the audit. None of these functions is delegated to management.  The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2007

$ 0

FY 2006

$ 0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.  The auditor did not perform any non-audit services other than preparing tax returns.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Company has adopted internal control and disclosure procedures reasonably designed to ensure that material information relating to the Company’s financial reports, including its consolidated subsidiaries, is made known to the Company’s President, Treasurer, and officers performing similar functions, particularly during the time the reports are being made, and that such information is created, accumulated, compiled and presented accurately, honestly, and completely.

The President and Treasurer have evaluated the procedures within ninety days of this report and found them to be adequate to provide reasonable assurance that the financial statements are accurate, honest and complete.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH. Not applicable.

(a)(2)

EX-99.CERT”.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date October 29, 2007

* Print the name and title of each signing officer under his or her signature.